Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Losses [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2016		$ (82,263)	$ 6	$ 312,155	$ (728)	$ 16,286	$ (409,982)
Beginning Balance, Shares at Dec. 31, 2016			58,518
Stock-based compensation expense		4,289		4,289
Foreign currency translation adjustment		37				37
Issuance of common stock, value	[1]	253,529	$ 253,529
Issuance of common stock, shares	[1]		10,579
Net income (loss) for the year		42,366					42,366
Ending Balance at Dec. 31, 2017		217,958	$ 253,535	316,444	(728)	16,323	(367,616)
Ending Balance, Shares at Dec. 31, 2017			69,097
Change in accounting standard ASC 606 at Dec. 31, 2017		42,862					42,862
Adjusted balance at Dec. 31, 2017		260,820	$ 253,535	316,444	(728)	16,323	(324,754)
Stock-based compensation expense		6,766		6,766
Foreign currency translation adjustment		(13,272)				(13,272)
Exercise of Stock Options by Employees		136	$ 1,719	(1,583)
Exercise of Stock Options by Employees, Shares			138
Net income (loss) for the year		19,154					19,154
Treasury Stock, value		(26,030)						$ (26,030)
Ending Balance at Dec. 31, 2018		247,574	$ 255,254	321,627	(728)	3,051	(305,600)	(26,030)
Ending Balance, Shares at Dec. 31, 2018			69,235
Stock-based compensation expense		11,686		11,686
Foreign currency translation adjustment		(2,441)				(2,441)
Exercise of Stock Options by Employees		564	$ 6,354	(5,790)
Exercise of Stock Options by Employees, Shares			413
Net income (loss) for the year		(20,910)					(20,910)
Treasury Stock, value		(42,237)						(42,237)
Ending Balance at Dec. 31, 2019		$ 194,236	$ 261,608	$ 327,523	$ (728)	$ 610	$ (326,510)	$ (68,267)
Ending Balance, Shares at Dec. 31, 2019			69,648

[1]	Net of issuance costs of $21,530.